SHARE BASED COMPENSATION, Option Granted to Eligible Persons (Details) - Share Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options [Abstract]
Outstanding, Beginning of period (in shares)	47,465,720	47,188,554	35,706,882
Granted (in shares)	4,162,121	5,809,024	15,327,884
Exercised (in shares)	(5,405,228)	(5,486,180)	(3,736,976)
Forfeited (in shares)	0	(45,678)	(109,236)
Outstanding, End of period (in shares)	46,222,613	47,465,720	47,188,554
Vested and expected to vest (in shares)	46,222,613	47,465,720	47,188,554
Exercisable (in shares)	30,707,210	25,298,368	19,664,736
Weighted Average Exercise Price [Abstract]
Outstanding, Beginning of period (in dollars per share)	$ 14.76	$ 13.89	$ 12.54
Granted (in dollars per share)	269.09	18.59	15.00
Exercised (in dollars per share)	14.44	11.29	5.58
Forfeited (in dollars per share)		14.09	14.24
Outstanding, End of period (in dollars per share)	37.70	14.76	13.89
Vested and expected to vest (in dollars per share)	37.70	14.76	13.89
Exercisable (in dollars per share)	$ 14.13	$ 13.73	$ 12.35
Additional Disclosures [Abstract]
Weighted average remaining contractual term, Outstanding	6 years 10 months 20 days	7 years 6 months 25 days	8 years 2 months 4 days
Weighted average remaining contractual term, Exercisable	6 years 3 months 25 days	7 years 10 days	7 years 4 months 6 days
Aggregate intrinsic value, Outstanding	$ 8,822,987	$ 8,747,373	$ 1,242,496
Aggregate intrinsic value, Exercisable	$ 6,435,641	$ 4,688,260	$ 548,035
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of share options (in dollars per share)	$ 75.83	$ 37.86	$ 12.05
Fair value of share options vested	$ 88,507	$ 88,114	$ 44,688
Aggregate intrinsic value of options exercised	1,361,800	$ 767,203	$ 64,097
Unrecognized share-based compensation cost	$ 585,256
Unrecognized share-based compensation, weighted-average vesting period	3 years 8 months 4 days
Minimum [Member]
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Risk-free interest rates	0.74%	0.39%	2.34%
Expected term	5 years 7 months 6 days	5 years 6 months	5 years 6 months
Expected volatility	32.10%	32.40%	33.00%
Fair value of share options (in dollars per share)	$ 71.70	$ 13.81	$ 4.58
Maximum [Member]
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Risk-free interest rates	1.07%	1.66%	2.68%
Expected term	7 years 6 months	7 years 6 months	8 years 6 months
Expected volatility	33.00%	33.70%	35.00%
Fair value of share options (in dollars per share)	$ 84.14	$ 50.58	$ 13.59